Non-controlling shareholders (Tables)	12 Months Ended
Dec. 31, 2022
Non controlling shareholders [Abstract]
Detailed Disclosure of non controlling interests

Summarised statement of financial position	Tradimus
	2022	2021

Current assets	5,677	4,529
Current liabilities	(1,006)	(464)
Current net assets	4,671	4,065

Non-current assets	6,280	9,987
Non-current liabilities	(2,660)	(2,478)
Non-current net assets	3,620	7,509

Net assets	8,291	11,574

Accumulated NCI	4,146	5,787

Summarised statement of comprehensive income	Tradimus
	2022	2021

Revenue	3,016	2,220
Profit / (loss) for the year	2,876	(979)

Loss allocated to NCI	(1,438)	(360)